Revenue Recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities [Member]
Revenue Recognition (Details) [Line Items]
Reserve for chargebacks	$ 9.1	$ 11.8
Other Assets [Member]
Revenue Recognition (Details) [Line Items]
Cumulative profit-sharing payments	$ 11.0	$ 22.3
Residual Interest, Two Thousand and Twenty Two-One Securitization [Member]
Revenue Recognition (Details) [Line Items]
Percentage of fees earned monthly annual rate	4.00%
Residual Interest Two Thousand And Twenty Two Two And Two Thousand And Twenty Three One Securitization [Member]
Revenue Recognition (Details) [Line Items]
Percentage of fees earned monthly annual rate	3.25%